Income Tax - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 1,026	$ 3,889	$ 0
Unrecognized tax benefits that would impact effective tax rate	900
Operating loss carryforwards	$ 14,500	$ 13,300